Document and Entity Information	9 Months Ended
Sep. 30, 2018
Document and Entity Information
Entity Registrant Name	Sirius International Insurance Group, Ltd.
Entity Central Index Key	0001744894
Document Type	S-1
Document Period End Date	Sep. 30, 2018
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false